COMMON STOCK AND DIVIDENDS, Acquisition of treasury shares (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 06, 2018	Mar. 31, 2018	Dec. 31, 2017
Acquisition of treasury shares [Abstract]
Maximum amount invested for Shares Repurchase Program		$ 1,800,000	$ 1,700,000
Shares Repurchase Program term	180 days
Shares Repurchase Program expiration date	Mar. 05, 2019
Treasury Shares [Member]
Acquisition of treasury shares [Abstract]
Shares issued (in shares)	13,600,780			0
Percentage of total common stock representing shares repurchased	1.71%
Acquisition cost restated to inflation amount	$ 1,420,926